Other assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

Note 6 – Other assets

Other assets consist of the following:

	September 30, 2022	December 31, 2021

Prepaid consulting	$13,189	$108,673
Deposit	39,823	39,823
Regulatory assets/Patent rights	200,000	-
Licenses, net	3,045,453	129,075
Total	$3,298,465	$277,571

As of June 1, 2019, we entered into a license agreement, which will be amortized over the life of the Patent. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of CTE (Chronic Traumatic Encephalopathy), and TBI (Traumatic Brain Injury). The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2.

On February 9, 2021, the Company issued a Convertible Promissory Note (CPN) to JadiCell LLC that was never fully executed while the parties worked to finalize the agreement that resulted in an Exclusive Patent License Agreement (EPLA) being executed on 9/15/2021. Finally, a Settlement Agreement was entered into on February 23, 2022. On February 23, 2022, we issued 149,402,390 shares of common stock, valued at $0.0208 per share, for the EPLA, with a final value of the license being recorded at $3,107,570. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of all applicable Lung Pathology. The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2 and will be amortized over the 10 year life of the Patent. As of March 25, 2022, we entered into a asset transfer and license agreement, which will be amortized over the life of the agreement. The agreement is for five years. The Company has made an initial payment of $200,000. Within six months, the Company will make a second payment of $1.8 million.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2022

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	September 30, 2022	December 31, 2021

Licenses	$3,261,122	$153,552
Accumulated amortization	(215,669)	(24,477)
Licenses, net	$3,045,453	$129,075

Amortization expense for the nine months ended September 30, 2022 and 2021 was $191,192 and $4,943, respectively.

Note 6 – Other assets

Other assets consist of the following:

	December 31, 2021	December 31, 2020

Prepaid consulting	$108,673	$39,914
Deposit	39,823	11,638
Licenses, net	129,075	140,370
Total	$277,571	$191,922

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	December 31, 2021	December 31, 2020

License	$153,552	$153,552
Accumulated amortization	(24,477)	(13,182)
Licenses, net	$129,075	$140,370

As of June 1, 2019, we entered into a license agreement, which will be amortized over the life of the Patent. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of CTE (Chronic Traumatic Encephalopathy), and TBI (Traumatic Brain Injury). The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2. Forward looking the Company intends to file an Investigational New Drug Application (IND) for brain injured patients who have been intensively cared for and mechanically ventilated due to covid-19 illness and a second IND for CTE/TBI as well in keeping with the spirit of the licensing agreement to advance the Jadi Cell through to FDA Approval for CTE/TBI.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021